Hartford Emerging Markets Equity Fund Investment Strategy - Hartford Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies in emerging markets. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, using a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. The Fund will typically seek to be broadly diversified across countries, sectors and industries represented in the MSCI Emerging Markets Index, although the extent of that representation may vary. The Fund has no limit on the amount of assets that may be invested in an emerging market country, including China. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund will invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Emerging markets are those markets (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) the Fund’s benchmark index provider designates as emerging. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Fund may invest in opportunities across the market capitalization spectrum. The Fund may trade securities actively.Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock.